Short-term Debt and Related Parties Debt (Details Narrative) (10K) - USD ($)	1 Months Ended																3 Months Ended		10 Months Ended	12 Months Ended
	Aug. 31, 2018	Apr. 30, 2018	Feb. 28, 2018	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Feb. 28, 2017	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	May 31, 2016	Apr. 30, 2016	May 31, 2015	Apr. 30, 2015	Mar. 31, 2019	Mar. 31, 2018	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2019	Jun. 30, 2018	Dec. 31, 2015
Convertible promissory notes																					$ 181,500
Warrant purchased from common stock																				161,538	87,500
Warrant strike/ exercise price								$ 0.01
Debt instrument maturity date																					May 31, 2019
Loss on extinguishment of debt																				$ (7,444)	$ (16,556)
Amortized debt																		$ 152		152	88,647
Short term convertible notes payable																				181,500
Debt discount, current																				0	152
Long term promissory debt																				522,052
Mr. Prashant Patel [Member]
Due to related parties																				0	62,500
Warrant [Member]
Warrant strike/ exercise price																							$ 0.01
Debt discount																									$ 53,546
Debt modification amount																									$ 0
Convertible Promissory Note [Member]
Convertible promissory notes							$ 165,000						$ 200,000	$ 200,000	$ 200,000	$ 200,000							$ 181,500
Debt notes term							2 years								1 year	1 year
Interest rate															10.00%	10.00%
Conversion price per share							$ 0.85								$ 1.50	$ 1.50							$ 0.50
Granted warrants													1	1	1	1
Shares issued price per shares													$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrant purchased from common stock							18,150						41,250	41,250	50,000	50,000
Warrant strike/ exercise price							$ 0.65						$ 1.50	$ 1.50	$ 1.50	$ 1.50
Warrants term							5 years						5 years	5 years	5 years	5 years
Debt discount															$ 53,546	$ 53,546	0			0	0
Payment for promissory note													$ 50,000	$ 50,000
Interest expenses debt							$ 5,500						$ 5,000	$ 5,000
Debt instrument maturity, description							A two-year extension was executed on the remaining notes						A one-year extension was executed on the remaining notes	A one-year extension was executed on the remaining notes
Interest owed part of adjusted principal amount							$ 16,500						$ 15,000	$ 15,000
Debt instrument face amount							$ 181,500						$ 165,000	$ 165,000
Debt instrument maturity date							May 31, 2019						May 31, 2017	May 31, 2017
Loss on extinguishment of debt							$ 11,512						$ 37,579	$ 37,579
Amortized debt																					0
Short term convertible notes payable																	$ 0			181,500	0
Promissory Note [Member]
Debt notes term											494 days								1 year
Debt discount											$ 39,000		45,000									$ 15,000
Payment for promissory note																					250,000
Debt instrument face amount										$ 47,000	189,000		$ 250,000						$ 47,000			250,000
Amortized debt																					15,000	45,000
Principal payments																			$ 3,917
Proceeds from promissory note											$ 150,000
Promissory Note One [Member]
Payment for promissory note																					43,083
Debt instrument face amount																					0	43,083
Promissory Note Two [Member]
Short term convertible notes payable																						139,602
Principal payments																						537
Debt discount, current																						25,306
Long term promissory debt																						10,739
Debt discount non current																						152
Short Term Promissory Notes [Member]
Debt discount																				0	152
Payment for promissory note																					139,602
Amortized debt																					25,306
Short term convertible notes payable																				0	10,739
Promissory Notes [Member]
Payment for promissory note																				10,739
Amortized debt																				152
Related Party Convertible Promissory Note [Member]
Debt notes term			1 year	6 months			1 year
Interest rate			10.00%	10.00%			10.00%
Warrant purchased from common stock	10,000				10,000
Warrant strike/ exercise price	$ 0.50				$ 0.80
Warrants term	5 years				5 years
Debt discount																				65,390	0
Payment for promissory note			$ 50,000
Debt instrument maturity, description	A one-year extension was executed to August 2019.				A one-year extension was executed to August 2018.
Debt instrument face amount	$ 40,000				$ 40,000
Debt instrument maturity date			Jul. 31, 2019	Feb. 28, 2018			Apr. 30, 2018
Loss on extinguishment of debt	$ 7,444				$ 5,044
Amortized debt																					48,341
Short term convertible notes payable																					$ 251,725
Debt instrument beneficial conversion features																				0
Due to related parties			$ 100,000	$ 150,000			$ 61,725
Related Party Convertible Promissory Note [Member] | Mr. Shilpa Patel [Member]
Debt notes term												1 year
Interest rate												10.00%					10.00%
Conversion price per share												$ 1.50					$ 1.50
Debt instrument face amount												$ 40,000					$ 40,000
Debt instrument maturity date																	Aug. 08, 2019
Related Party Convertible Promissory Note [Member] | Mr. Nitil Patel [Member]
Debt notes term										1 year	1 year
Interest rate										10.00%	10.00%						10.00%		10.00%
Conversion price per share										$ 0.62	$ 0.62						$ 0.62		$ 0.62
Warrant purchased from common stock										52,861	52,861								52,861
Warrant strike/ exercise price										$ 0.62	$ 0.62								$ 0.62
Warrants term										5 years	5 years								5 years
Debt instrument face amount										$ 211,725	$ 211,725						$ 100,000		$ 211,725
Debt instrument maturity date																	Jul. 07, 2019
Related Party Convertible Promissory Note [Member] | Mr. Prashant Patel [Member]
Debt notes term								90 months	90 months
Interest rate								0.00%	0.00%
Debt instrument maturity date								Jul. 31, 2020
Loan payable									$ 10,000													$ 10,000
Accounts payable								$ 7,280																$ 25,272
Debt instrument conversion amount						$ 42,552
Related Party Convertible Promissory Note [Member]
Payment for promissory note		$ 61,725
Short-term Related Party Convertible Notes [Member]
Debt discount																				0
Short term convertible notes payable																				$ 140,000